Stock-based compensation (Details 6) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Information related to all options exercised in the stock option plans
Total intrinsic value	17	10	8
Cash received by the Company upon exercise of options	29	32	24